Acquisition of businesses - Schedule of cash consideration paid in respect of acquisition of businesses and purchase of shares of non-controlling interests (Details) - GBP (£) £ in Millions	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about business combination [line items]
Capital injection in associates	£ (21)
Net cash outflow on acquisition of businesses	(134)	£ (364)
Cash consideration paid for Casamigos
Disclosure of detailed information about business combination [line items]
Contingent consideration arrangement	(83)
Cash consideration paid in respect of other prior year acquisitions
Disclosure of detailed information about business combination [line items]
Contingent consideration arrangement	(27)
Cash consideration paid for investments in associates
Disclosure of detailed information about business combination [line items]
Cash consideration paid	£ (3)